                        SEMIANNUAL REPORT / APRIL 30 2000

                             AIM MID CAP GROWTH FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]
                            --Registered Trademark--

                                [ COVER IMAGE ]

                     -------------------------------------

                   VASE WITH RED POPPIES BY VINCENT VAN GOGH

                  VAN GOGH'S MASTERPIECE SPARKLES WITH BRIGHT,

                 CAPTIVATING COLORS. WE BELIEVE IT CAPTURES THE

                 SPIRIT OF THE VIBRANT COMPANIES THAT WE SEEK TO

                         OWN IN AIM MID CAP GROWTH FUND.

                     -------------------------------------

AIM Mid Cap Growth Fund is for shareholders who seek long-term growth of capital by investing in a portfolio consisting primarily of stocks of medium-sized companies which management believes will experience above-average long-term earnings growth.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Mid Cap Growth Fund's performance figures are historical and they reflect the reinvestment of distributions and changes in net asset value.
o   Had fees and expenses not been waived, total return would have been lower.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o Because the fund has been in existence for less than a year (since 11/1/99), total return provided is cumulative total return that has not yet been annualized.
o The fund's cumulative total returns as of the close of the reporting period are shown in a table in the manager's overview on the pages that follow. In addition, industry regulations require us to provide cumulative total returns (including sales charges) as of 3/31/00, the most recent calendar quarter-end, which were: Class A shares, inception (11/1/99), 66.26%. Class B shares, inception (11/1/99), 70.20%. Class C shares, inception (11/1/99), 74.20%.
o The fund participates in the initial public offering (IPO) market, and a significant portion of its return is attributable to its investment in IPOs, which have a magnified impact due to the fund's relatively small asset base. There is no guarantee that as the fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.
o Investing in small and mid-sized companies may involve greater risk and potential reward than investing in more established companies.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-cap growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S. based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company stock universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the index.
o The unmanaged Russell 2000 Index represents the performance of the stocks of small-capitalization companies.
o The unmanaged Standard & Poor's MidCap 400 Index (the S&P 400) comprises the common stocks of approximately 400 mid-capitalization companies.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                             AIM MID CAP GROWTH FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                   Dear Fellow Shareholder:

                   When we started AIM in 1976, we had only a table, two chairs
    [PHOTO OF      and a telephone. At the time, Bob Graham, Gary Crum and I had
    Charles T.     the idea of creating a mutual fund company that put people
      Bauer,       first. Our slogan, "people are the product," means that
   Chairman of     people--our employees and our investors-- are our company.
   the Board of        Almost a quarter-century later, we've grown to more than
     THE FUND      seven million investors, $176 billion in assets under
   APPEARS HERE]   management and 53 retail funds. Over that time, the industry as a whole has grown from $51 billion in assets to more than
    [PHOTO OF      $7 trillion today. I never dreamed we would see such
    Robert H.      phenomenal growth. You are the main reason for our success,
     Graham        and I want you to know how much I appreciate your loyalty and
   APPEARS HERE]   trust over the past 24 years.
                       Usually in this letter I review market activity during
                   the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective
December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,300 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer

Chairman, A I M Advisors, Inc.



                             AIM MID CAP GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



MID-CAP STOCKS SURGE, NEW FUND
OFF TO IMPRESSIVE START

MID-CAP STOCKS RECORDED SOLID GAINS FOR THE REPORTING PERIOD, DESPITE A LATE DOWNTURN IN THE MARKET. HOW DID AIM MID CAP GROWTH FUND PERFORM?
The fund, which began sales on November 1, 1999, debuted in the midst of a strong rally in mid-cap stocks. And while several key market indexes fell sharply in April, the fund still posted outstanding returns for the six months ended April 30, 2000. Excluding sales charges, cumulative total returns for Class A, Class B and Class C shares were 53.60%, 52.90% and 53.0%, respectively. The fund outperformed the S&P 400 and the Lipper Mid-Cap Growth Fund Index, which recorded gains of 21.26% and 34.92%, respectively, over the same period.
    At the end of the reporting period, total net assets in the fund stood at $162 million.

WHAT IS THE FUND'S MANAGEMENT STRATEGY?
We seek to invest the majority of the fund's assets in companies within the market-cap range of the S&P 400 Index. By focusing on medium-sized companies, the fund endeavors to provide much of the growth opportunity of investing in small-cap companies but with less volatility.

WHAT WERE THE KEY TRENDS IN THE STOCK MARKET?
For most of the reporting period, technology stocks were the undisputed market leaders. Tech stocks helped push the Dow, the Nasdaq and other market indexes to new heights. While the Dow peaked in January, the tech-dominated Nasdaq continued to set records well into March. Toward the end of the month, however, investors became concerned that tech stocks might be overvalued, sparking a sharp sell-off in this sector. In April, a federal court ruling against software giant Microsoft (not a fund holding) helped perpetuate the sell-off. The stocks of Internet companies with no earnings were particularly hard hit.
    Investors were also concerned that the Federal Reserve Board (the Fed) might continue to raise interest rates to slow torrid economic growth and contain inflation. During the reporting period, the Fed, which launched a monetary tightening policy in June 1999, raised the key federal funds rate--the rate banks charge each other for overnight loans--from 5.25% to 6.0%. Interest-rate concerns prompted a sell-off that affected nearly every stock-market sector in April, causing markets to be extremely volatile.
    Despite April's well-publicized market downturn, most major indexes posted gains for the reporting period, with mid- and small-cap stocks leading the charge. In addition to the impressive performance of the S&P 400, the Russell 2000 was up 18.72%, compared to 0.79% for the Dow. Growth stocks outperformed value stocks by a wide margin.

WAS THE FUND ABLE TO TAKE ADVANTAGE OF THESE MARKET TRENDS?
Yes, because mid-cap stocks, the market leaders for the reporting period, made up 71% of the fund's stock portfolio. Investors gravitated to mid-cap stocks because of their favorable valuations compared to large-cap stocks and the attractive earnings prospects of mid-sized companies. And while technology stocks were volatile, the fund's heavy weighting in this sector enhanced performance. Despite weakness in March and April, tech stocks still significantly outperformed other issues for the six-month reporting period. We also took advantage of April's market sell-off to buy the stocks of quality companies at reduced prices.
    The fund participates in the initial public offering (IPO) market, and a significant portion of its return is attributable to its investment in IPOs, which have a magnified impact due to the fund's relatively small asset base. There is no guarantee that as the fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.


TOTAL RETURNS

11/1/99-4/30/00, excluding sales charges

================================================================================
Bar Chart

FUND CLASS A SHARES                    53.60%

FUND CLASS B SHARES                    52.90%

FUND CLASS C SHARES                    53.0%

LIPPER MID-CAP GROWTH INDEX            34.92%

S&P 400                                21.26%
================================================================================



TOTAL RETURNS

11/1/99-4/30/00, including sales charges

================================================================================
CLASS A SHARES

Inception (11/1/99)                  45.18%*

* 53.60%, excluding sales charges

CLASS B SHARES

Inception (11/1/99)                  47.90%*

* 52.90%, excluding CDSC

CLASS C SHARES

Inception (11/1/99)                  52.0%*

* 53.0%, excluding CDSC

Past performance cannot guarantee comparable future results. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.
================================================================================

          See important fund and index disclosures inside front cover.

                             AIM MID CAP GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW




HOW WAS THE FUND POSITIONED?
At the end of the reporting period, the fund had 131 equity holdings. Tech stocks made up 50% of the portfolio, with the remainder diversified over several industry sectors. The portfolio's heavy weighting in the technology sector was a result of our stock-selection process, which is based on earnings growth prospects and not macroeconomic predictions. We found many companies with excellent earnings prospects in the technology sector. Moreover, we generally avoided buying the stocks of companies that have no earnings.
    Industries within the technology sector that were prominently represented in the portfolio included computer software and services, communications equipment and semiconductors. These industries are benefiting from the steady sales of personal computers, the proliferation of new communications devices and the expansion of the Internet.

CAN YOU NAME A FEW OF THE TECH STOCKS IN THE PORTFOLIO?
ADC Telecommunications, the fund's largest equity holding, makes systems that increase the speed at which voice, data and video signals are transmitted. SanDisk, our second-largest holding, is a leading maker of integrated circuits that retain data when power shuts down. Digex, the third-largest fund holding, hosts Web sites and Web-based applications for businesses and other organizations.
    Other tech stocks in the portfolio included Methode Electronics, which makes electronic and optical components, including connectors and automotive electronic controls; Powerwave Technologies, which makes radio frequency power amplifiers that boost signal strength and reduce transmission interference in the base stations of cellular and personal communications service networks; and Scientific-Atlanta, a leading maker of set-top boxes for receiving cable-television programming.
    We believe the outlook is favorable for tech companies, which stand to benefit from global economic expansion, mergers and acquisitions and the growth of wireless communications and the Internet.

WHAT OTHER STOCKS PERFORMED WELL FOR THE FUND?
Other good performers included Emmis Communications, which owns several radio stations in major cities and publishes a number of magazines, and Health Management Associates, which operates 30 hospitals in rural areas.

WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?
The near-term outlook for stocks could depend to a large extent on the Fed's ability to bring the economy to a "soft landing." On May 16, after the reporting period ended, the central bank raised the federal funds rate to 6.5%. It appears that the Fed's tightening cycle may be winding down, although the central bank is may to approve additional rate increases in the immediate months ahead. If the Fed succeeds in slowing economic growth to a more sustainable rate and in keeping inflation under control, it could prolong the current record economic expansion. Such an environment could help sustain corporate earnings growth and prove favorable for stocks, particularly mid-cap issues because of their attractive valuations.
    However, uncertainty over the Fed's actions and other factors could perpetuate the volatility that has characterized markets in recent months. In such an environment, investors would be well advised to take a long-term perspective on their investment.

PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets

====================================================================================================================================
TOP 10 EQUITY HOLDINGS                                           TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------------------------------------
  1. ADC Telecommunications, Inc.                1.69%            1. Computers (Software & Services)            16.74%
  2. SanDisk Corp.                               1.61             2. Communications Equipment                   10.77
  3. Digex, Inc.                                 1.53             3. Oil & Gas (Drilling & Equipment)            7.42
  4. Emmis Communications Corp.                  1.41             4. Electrical Equipment                        5.97
  5. Methode Electronics, Inc.-Class A           1.39             5. Electronics (Semiconductors)                5.59
  6. Scientific-Atlanta, Inc.                    1.36             6. Broadcasting (Television, Radio & Cable)    4.91
  7. Powerwave Technologies, Inc.                1.18             7. Electronics (Instrumentation)               4.01
  8. SDL, Inc.                                   1.15             8. Retail (Specialty)                          3.03
  9. Extreme Networks, Inc.                      1.07             9. Computers (Peripherals)                     2.27
 10. Health Management Associates, Inc.-Class A  1.07            10. Telecommunications (Cellular/Wireless)      2.23

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================


          See important fund and index disclosures inside front cover.

                             AIM MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                     MARKET
                                       SHARES        VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-86.98%

AUTO PARTS & EQUIPMENT-0.46%

Danaher Corp.                            13,100   $    748,337
--------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.60%

Coors (Adolph)-Class B                   19,000        969,000
--------------------------------------------------------------

BIOTECHNOLOGY-0.37%

Biogen, Inc.(a)                          10,100        594,006
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-4.91%

Emmis Broadcasting Corp.-Class A(a)      53,500      2,273,750
--------------------------------------------------------------

Hispanic Broadcasting Corp.(a)           12,400      1,253,175
--------------------------------------------------------------

Pegasus Communications Corp.(a)           6,400        698,400
--------------------------------------------------------------

Univision Communications,
  Inc.-Class A(a)                        15,000      1,638,750
--------------------------------------------------------------

USA Networks, Inc.(a)                    48,700      1,120,100
--------------------------------------------------------------

Westwood One, Inc.(a)                    27,200        962,200
--------------------------------------------------------------
                                                     7,946,375
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-10.77%

ADC Telecommunications, Inc.(a)          45,000      2,733,750
--------------------------------------------------------------
Comverse Technology, Inc.(a)             15,000      1,337,812
--------------------------------------------------------------
Copper Mountain Networks, Inc.(a)        15,900      1,325,662
--------------------------------------------------------------
Digital Lightwave, Inc.(a)               20,900      1,431,650
--------------------------------------------------------------
Ditech Communications Corp.(a)           11,300        968,975
--------------------------------------------------------------
Finisar Corp.(a)                         10,800        402,975
--------------------------------------------------------------
Gilat Satellite Networks Ltd.
  (Israel)(a)                             6,500        558,187
--------------------------------------------------------------
Harmonic, Inc.(a)                        19,000      1,402,437
--------------------------------------------------------------
Intertrust Technologies Corp.(a)         43,900      1,009,700
--------------------------------------------------------------
MCK Communications, Inc.(a)              25,900        809,375
--------------------------------------------------------------
Osicom Technologies, Inc.(a)             18,900        982,800
--------------------------------------------------------------
Polycom, Inc.(a)                          9,400        743,775
--------------------------------------------------------------
Scientific-Atlanta, Inc.                 33,900      2,205,619
--------------------------------------------------------------
UTStarcom, Inc.(a)                       31,700      1,505,750
--------------------------------------------------------------
                                                    17,418,467
--------------------------------------------------------------

COMPUTERS (NETWORKING)-1.07%

Extreme Networks, Inc.(a)                30,000      1,728,750
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.27%

QLogic Corp.(a)                          10,600      1,063,312
--------------------------------------------------------------
SanDisk Corp.(a)                         28,482      2,609,663
--------------------------------------------------------------
                                                     3,672,975
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-16.29%

Adobe Systems, Inc.                       7,200        870,750
--------------------------------------------------------------
Advanced Fibre Communications,
  Inc.(a)                                22,800      1,041,675
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Allaire Corp.(a)                         22,900   $  1,260,931
--------------------------------------------------------------
Aspect Development, Inc.(a)              24,300      1,679,737
--------------------------------------------------------------
BEA Systems, Inc.(a)                     24,600      1,186,950
--------------------------------------------------------------
Check Point Software Networks Ltd.
  (Israel)(a)                             5,600        968,800
--------------------------------------------------------------
Digex, Inc.(a)                           31,700      2,472,600
--------------------------------------------------------------
Electronics for Imaging, Inc.(a)         18,600        971,850
--------------------------------------------------------------
Inktomi Corp.(a)                          7,000      1,077,562
--------------------------------------------------------------

IONA Technologies PLC-ADR

  (Ireland)(a)                           16,800        954,450
--------------------------------------------------------------
J.D. Edwards & Co.(a)                    43,200        788,400
--------------------------------------------------------------
Lycos, Inc.(a)                           16,700        776,550
--------------------------------------------------------------
Macromedia, Inc.(a)                      16,800      1,461,600
--------------------------------------------------------------
Macrovision Corp.(a)                     20,100        982,387
--------------------------------------------------------------
Mercury Interactive Corp.(a)             18,800      1,692,000
--------------------------------------------------------------
Micromuse, Inc.(a)                        6,600        647,625
--------------------------------------------------------------
Orbotech, Ltd. (Israel)(a)               12,550      1,069,887
--------------------------------------------------------------
Portal Software, Inc.(a)                 20,800        954,200
--------------------------------------------------------------
Quest Software, Inc.(a)                  17,100        644,456
--------------------------------------------------------------
Rational Software Corp.(a)               15,900      1,353,487
--------------------------------------------------------------
Titan Capital Trust, 5.75% Conv.
  Pfd., (Acquired
  02/03/00-04/04/00; Cost
  $658,316)(b)                           12,500        637,500
--------------------------------------------------------------
Verity, Inc.(a)                          29,300        950,419
--------------------------------------------------------------
Websense, Inc.(a)                        36,800      1,196,000
--------------------------------------------------------------
WebTrends Corp.(a)                       22,000        721,875
--------------------------------------------------------------
                                                    26,361,691
--------------------------------------------------------------

ELECTRIC COMPANIES-0.68%

Montana Power Co. (The)                  24,900      1,097,156
--------------------------------------------------------------
ELECTRICAL EQUIPMENT-5.97%

American Power Conversion Corp.(a)       35,700      1,260,656
--------------------------------------------------------------
CommScope, Inc.(a)                       33,700      1,600,750
--------------------------------------------------------------
Cree Research, Inc.(a)                   10,000      1,455,000
--------------------------------------------------------------
Electro Scientific Industries,
  Inc.(a)                                12,800        807,200
--------------------------------------------------------------
Kemet Corp.(a)                           20,000      1,490,000
--------------------------------------------------------------
Sanmina Corp.(a)                         10,400        624,650
--------------------------------------------------------------
Sawtek, Inc.(a)                          21,100      1,008,844
--------------------------------------------------------------
Veeco Instruments Inc.(a)                22,800      1,416,450
--------------------------------------------------------------
                                                     9,663,550
--------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.58%

Aeroflex, Inc.(a)                        25,000        931,250
--------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-4.01%

Coherent, Inc.(a)                        15,000        867,188
--------------------------------------------------------------
Methode Electronics, Inc.-Class A        53,800      2,241,947
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
ELECTRONICS (INSTRUMENTATION)-(CONTINUED)

Newport Corp.                            11,500   $  1,395,094
--------------------------------------------------------------
PerkinElmer, Inc.                        12,800        700,800
--------------------------------------------------------------
Varian Semiconductor Equipment
  Associates, Inc.(a)                    19,100      1,284,475
--------------------------------------------------------------
                                                     6,489,504
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-5.59%

Amkor Technology, Inc.(a)                21,300      1,303,294
--------------------------------------------------------------
Burr-Brown Corp.(a)                      13,900        946,938
--------------------------------------------------------------
Micrel, Inc.(a)                           6,000        519,000
--------------------------------------------------------------
Microchip Technology, Inc.(a)            11,850        735,441
--------------------------------------------------------------
RF Micro Devices, Inc.(a)                10,400      1,082,250
--------------------------------------------------------------
SDL, Inc.(a)                              9,500      1,852,500
--------------------------------------------------------------
Semtech Corp.(a)                         12,300        838,706
--------------------------------------------------------------
Silicon Laboratories Inc.(a)             10,600        922,200
--------------------------------------------------------------
St. Assembly Test Services Ltd.-ADR
  (Singapore)(a)                         20,100        837,919
--------------------------------------------------------------
                                                     9,038,248
--------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.64%

Credence Systems Corp.(a)                 6,500        927,875
--------------------------------------------------------------
Lam Research Corp.(a)                    16,600        761,525
--------------------------------------------------------------
Novellus Systems, Inc.(a)                14,500        966,969
--------------------------------------------------------------
                                                     2,656,369
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.51%

SEI Investments Co.                       6,900        823,688
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-2.19%

Forest Laboratories, Inc.(a)              8,400        706,125
--------------------------------------------------------------
Jones Pharma, Inc.                       53,300      1,535,706
--------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class
  A(a)                                   29,900      1,308,125
--------------------------------------------------------------
                                                     3,549,956
--------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-1.07%

Health Management Associates,
  Inc.-Class A(a)                       108,300      1,726,031
--------------------------------------------------------------

INVESTMENT MANAGEMENT-0.53%

Federated Investors, Inc.-Class B        30,100        850,325
--------------------------------------------------------------

INVESTMENTS-0.45%

London Pacific Group Ltd.-ADR
  (United Kingdom)                       58,000        732,250
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.61%

Harley-Davidson, Inc.                    24,600        979,388
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.52%

Kopin Corp.(a)                           10,900        844,069
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-1.56%

Flextronics International Ltd.
  (Singapore)(a)                         14,800      1,039,700
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

MANUFACTURING (SPECIALIZED)-(CONTINUED)

Millipore Corp.                          20,700   $  1,483,931
--------------------------------------------------------------
                                                     2,523,631
--------------------------------------------------------------

NATURAL GAS-0.67%

Dynegy Inc.-Class A                      16,558      1,083,514
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-7.42%

BJ Services Co.(a)                       15,900      1,116,975
--------------------------------------------------------------
Cooper Cameron Corp.(a)                  19,100      1,432,500
--------------------------------------------------------------
ENSCO International Inc.                 40,200      1,334,138
--------------------------------------------------------------
Grant Prideco, Inc.(a)                   17,400        334,950
--------------------------------------------------------------
Nabors Industries, Inc.(a)               35,200      1,388,200
--------------------------------------------------------------
National-Oilwell, Inc.(a)                40,000        957,500
--------------------------------------------------------------
R&B Falcon Corp.(a)                      64,800      1,344,600
--------------------------------------------------------------
Rowan Cos., Inc.(a)                      43,000      1,201,313
--------------------------------------------------------------
Smith International, Inc.(a)             14,900      1,132,400
--------------------------------------------------------------
Transocean Sedco Forex Inc.              22,300      1,048,100
--------------------------------------------------------------
Weatherford International, Inc.(a)       17,400        706,875
--------------------------------------------------------------
                                                    11,997,551
--------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-2.02%

Burlington Resources, Inc.               25,000        982,813
--------------------------------------------------------------
Kerr-McGee Corp.                          7,000        362,250
--------------------------------------------------------------
Kerr-McGee Corp., $1.83 Pfd. DECS         5,500        246,469
--------------------------------------------------------------
Union Pacific Resources Group Inc.       87,000      1,669,313
--------------------------------------------------------------
                                                     3,260,845
--------------------------------------------------------------

RAILROADS-0.41%

Kansas City Southern Industries,
  Inc.                                    9,200        661,250
--------------------------------------------------------------

RESTAURANTS-0.52%

Outback Steakhouse, Inc.(a)              25,700        841,675
--------------------------------------------------------------

RETAIL (COMPUTERS &
  ELECTRONICS)-0.68%

Tandy Corp.                              19,300      1,100,100
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.74%

Dollar Tree Stores, Inc.(a)              13,400        775,525
--------------------------------------------------------------
Family Dollar Stores, Inc.               38,100        726,281
--------------------------------------------------------------
Ross Stores, Inc.                        63,400      1,315,550
--------------------------------------------------------------
                                                     2,817,356
--------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.40%

BJ's Wholesale Club, Inc.(a)             18,400        652,050
--------------------------------------------------------------

RETAIL (SPECIALTY)-3.03%

Bed Bath & Beyond, Inc.(a)               34,600      1,269,388
--------------------------------------------------------------
Linens 'n Things, Inc.(a)                42,000      1,296,750
--------------------------------------------------------------
Pier 1 Imports, Inc.                     47,500        540,313
--------------------------------------------------------------
Tiffany & Co.                            10,100        734,144
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
RETAIL (SPECIALTY)-(CONTINUED)

Zale Corp.(a)                            25,800   $  1,064,250
--------------------------------------------------------------
                                                     4,904,845
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.11%

Intimate Brands, Inc.                    18,200        700,700
--------------------------------------------------------------
Talbots, Inc. (The)                      21,700      1,097,206
--------------------------------------------------------------
                                                     1,797,906
--------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-1.46%

Lamar Advertising Co.(a)                 27,500      1,211,719
--------------------------------------------------------------
Young & Rubicam Inc.                     20,700      1,152,731
--------------------------------------------------------------
                                                     2,364,450
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.98%

CSG Systems International, Inc.(a)       14,800        682,650
--------------------------------------------------------------
Fiserv, Inc.(a)                          19,500        895,781
--------------------------------------------------------------
                                                     1,578,431
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-2.23%

Crown Castle International Corp.(a)      20,700        794,363
--------------------------------------------------------------
Powerwave Technologies, Inc.(a)           9,200      1,914,175
--------------------------------------------------------------
Western Wireless Corp.-Class A(a)        18,200        904,313
--------------------------------------------------------------
                                                     3,612,851
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.97%

Primus Telecommunications Group,
  Inc.(a)                                27,000        885,938
--------------------------------------------------------------
Williams Communications Group,
  Inc.(a)                                18,700        691,900
--------------------------------------------------------------
                                                     1,577,838
--------------------------------------------------------------

TEXTILES (APPAREL)-0.69%

Jones Apparel Group, Inc.(a)             37,500      1,113,281
--------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $128,970,300)                                140,708,959
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
CONVERTIBLE BONDS & NOTES-1.15%
COMPUTERS (NETWORKING)-0.08%

Exodus Communications, Inc. Conv.
  Notes, 4.75%, 07/15/08 (Acquired
  12/02/99; Cost $90,000)(b)         $   90,000   $    124,762
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.44%

Critical Path Inc., Conv. Notes,
  5.75%, 04/01/05 (Acquired
  03/27/00-04/25/00; Cost
  $729,157)(b)                          850,000        713,469
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.63%

Primus Telecommunications Group,
  Inc., Conv. Notes, 5.75%,
  02/15/07 (Acquired 02/17/00-
  04/13/00; Cost $1,166,206)(b)       1,210,000      1,025,475
--------------------------------------------------------------
    Total Convertible Bonds & Notes
      (Cost $1,985,484)                              1,863,706
--------------------------------------------------------------

                                       SHARES
MONEY MARKET FUNDS-10.46%

STIC Liquid Assets Portfolio(c)       8,457,258      8,457,258
--------------------------------------------------------------
STIC Prime Portfolio(c)               8,457,258      8,457,258
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $16,914,516)                                  16,914,516
--------------------------------------------------------------

TOTAL INVESTMENTS-98.59% (Cost $147,870,300)       159,487,181
--------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES-1.41%                  2,286,773
--------------------------------------------------------------

NET ASSETS-100.00%                                $161,773,954
==============================================================

Investment Abbreviations:

ADR    -  American Depositary Receipt
Conv.  -  Convertible
DECS   -  Dividend Enhanced Convertible Stock
Pfd.   -  Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 04/30/00 was $2,501,206 which represented 1.55% of the Fund's net assets.
(c) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $147,870,300)                                 $159,487,181
------------------------------------------------------------
Receivables for:
  Investments sold                                   190,539
------------------------------------------------------------
  Capital stock sold                               3,071,871
------------------------------------------------------------
  Dividends and Interest                             104,306
------------------------------------------------------------
Investment for deferred compensation plan              2,494
------------------------------------------------------------
Other assets                                          58,661
------------------------------------------------------------
    Total assets                                 162,915,052
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                              675,127
------------------------------------------------------------
  Capital stock reacquired                            81,441
------------------------------------------------------------
  Deferred compensation plan                           2,494
------------------------------------------------------------
Accrued advisory fees                                237,474
------------------------------------------------------------
Accrued administrative services fees                   4,098
------------------------------------------------------------
Accrued distribution fees                             85,953
------------------------------------------------------------
Accrued directors' fees                                  498
------------------------------------------------------------
Accrued transfer agent fees                           27,273
------------------------------------------------------------
Accrued operating expenses                            26,740
------------------------------------------------------------
    Total liabilities                              1,141,098
------------------------------------------------------------
Net assets applicable to shares outstanding     $161,773,954
------------------------------------------------------------

NET ASSETS:

Class A                                         $ 80,908,146
============================================================
Class B                                         $ 61,653,432
============================================================
Class C                                         $ 19,212,376
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      5,266,033
------------------------------------------------------------
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      4,031,393
------------------------------------------------------------
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      1,255,699
------------------------------------------------------------
Class A:
  Net asset value and redemption price per
    share                                       $      15.36
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.36 divided by
       94.50%)                                  $      16.25
------------------------------------------------------------
Class B:
  Net asset value and offering price per share  $      15.29
------------------------------------------------------------
Class C:
  Net asset value and offering price per share  $      15.30
------------------------------------------------------------

STATEMENT OF OPERATIONS

For the period November 1, 1999 (date operations commenced) through April 30,
2000
(Unaudited)

INVESTMENT INCOME:

Dividends                                        $   306,706
------------------------------------------------------------
Interest                                              37,198
------------------------------------------------------------
    Total investment income                          343,904
------------------------------------------------------------

EXPENSES:

Advisory fees                                        294,123
------------------------------------------------------------
Administrative services fee                           24,863
------------------------------------------------------------
Custodian fees                                        24,106
------------------------------------------------------------
Distribution fees -- Class A                          67,590
------------------------------------------------------------
Distribution fees -- Class B                         132,785
------------------------------------------------------------
Distribution fees -- Class C                          45,397
------------------------------------------------------------
Transfer agent fees -- Class A                        42,980
------------------------------------------------------------
Transfer agent fees -- Class B                        34,848
------------------------------------------------------------
Transfer agent fees -- Class C                        11,913
------------------------------------------------------------
Other                                                 84,481
------------------------------------------------------------
    Total expenses                                   763,086
------------------------------------------------------------
Less: Fees waived                                    (33,800)
------------------------------------------------------------
    Expenses paid indirectly                          (2,096)
------------------------------------------------------------
    Net expenses                                     727,190
------------------------------------------------------------
Net investment income (loss)                        (383,286)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES

Net realized gain (loss) from investment
  securities                                      (5,680,099)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           11,616,881
------------------------------------------------------------
Net gain on investment securities                  5,936,782
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $ 5,553,496
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 1, 1999 (date operations commenced) through April 30,
2000
(Unaudited)

                                                                 APRIL 30,
                                                                    2000
                                                                ------------
OPERATIONS:

  Net investment income (loss)                                  $   (383,286)
----------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (5,680,099)
----------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    11,616,881
----------------------------------------------------------------------------
    Net increase in net assets resulting from operations           5,553,496
----------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         77,139,905
----------------------------------------------------------------------------
  Class B                                                         60,560,961
----------------------------------------------------------------------------
  Class C                                                         18,519,592
----------------------------------------------------------------------------
    Net increase in net assets                                   161,773,954
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                      0
----------------------------------------------------------------------------
  End of period                                                 $161,773,954
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                    $156,220,458
----------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (383,286)
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                    (5,680,099)
----------------------------------------------------------------------------
  Unrealized appreciation of investment securities                11,616,881
----------------------------------------------------------------------------
                                                                $161,773,954
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios. The Fund commenced operations November 1, 1999 and currently consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares will be sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.   Security Valuations -- A security listed or traded on an exchange
     (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
       Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets plus 0.75% of the Fund's average daily net assets over $1 billion. During the period November 1, 1999 (date operations commenced) through April 30, 2000, AIM waived fees of $33,800.

  The Fund, pursuant to a master administrative services agreement with AIM, has Agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period November 1, 1999 (date operations commenced) through April 30, 2000, AIM was paid $24,863 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the period November 1, 1999 (date operations commenced) through April 30, 2000, AFS was paid $49,801 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the period November 1, 1999 (date operations commenced) through April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $67,590, $132,785 and $45,397, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $218,724 from sales of the Class A shares of the Fund during the period November 1, 1999 (date operations commenced) through April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period November 1, 1999 (date operations commenced) through April 30, 2000, AIM Distributors received $4,931 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the period November 1, 1999 (date operations commenced) through April 30, 2000, the Fund paid legal fees of $989 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the period November 1, 1999 (date operations commenced) through April 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $380 and $1,716, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $2,096 during the period November 1, 1999 (date operations commenced) through April 30, 2000.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period November 1, 1999 (date operations commenced) through April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period November 1, 1999 (date operations commenced) through April 30, 2000 was $190,376,810 and $53,714,564 respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $21,225,202
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (9,608,321)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $11,616,881
=========================================================

Investments have the same cost for tax and financial purposes.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the period November 1, 1999 (date operations commenced) through April 30, 2000 were as follows:

                                                                   APRIL 30, 2000
                                                              -------------------------
                                                                SHARES        AMOUNT
                                                              ----------   ------------
Sold:
  Class A                                                      6,081,237   $ 89,115,328
---------------------------------------------------------------------------------------
  Class B                                                      4,232,813     63,691,935
---------------------------------------------------------------------------------------
  Class C                                                      1,369,943     20,283,608
---------------------------------------------------------------------------------------
Reacquired:
  Class A                                                       (815,204)   (11,975,423)
---------------------------------------------------------------------------------------
  Class B                                                       (201,420)    (3,130,974)
---------------------------------------------------------------------------------------
  Class C                                                       (114,244)    (1,764,016)
---------------------------------------------------------------------------------------
                                                              10,553,125   $156,220,458
=======================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                         CLASS A                        CLASS B                        CLASS C
                               ---------------------------    ---------------------------    ---------------------------
                                    NOVEMBER 1, 1999               NOVEMBER 1, 1999               NOVEMBER 1, 1999
                               (DATE OPERATIONS COMMENCED)    (DATE OPERATIONS COMMENCED)    (DATE OPERATIONS COMMENCED)
                                           TO                             TO                             TO
                                        APRIL 30,                      APRIL 30,                      APRIL 30,
                                          2000                           2000                           2000
                               ---------------------------    ---------------------------    ---------------------------
Net asset value, beginning of
  period                                 $ 10.00                        $ 10.00                        $ 10.00
-----------------------------  ---------------------------    ---------------------------    ---------------------------
Income from investment
  operations:
  Net investment income
    (loss)                                 (0.05)                         (0.11)                         (0.11)
-----------------------------   ---------------------------    ---------------------------    ---------------------------
  Net gains on securities
    (both realized and
    unrealized)                             5.41                           5.40                           5.41
-----------------------------   ---------------------------    ---------------------------    ---------------------------
    Total from investment
       operations                           5.36                           5.29                           5.30
-----------------------------   ---------------------------    ---------------------------    ---------------------------
Net asset value, end of
  period                                 $ 15.36                        $ 15.29                        $ 15.30
=============================   ===========================    ===========================    ===========================
Total return(a)                            53.60%                         52.90%                         53.00%
=============================   ===========================    ===========================    ===========================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                         $80,908                        $61,653                        $19,212
=============================   ===========================    ===========================    ===========================
Ratio of expenses to average
  net assets:
  With fee waivers                          1.64%(b)                       2.33%(b)                       2.33%(b)
=============================   ===========================    ===========================    ===========================
  Without fee waivers                       1.73%(b)                       2.42%(b)                       2.42%(b)
=============================   ===========================    ===========================    ===========================
Ratio of net investment
  income (loss) to average
  net assets                               (0.70)%(b)                     (1.39)%(b)                     (1.39)%(b)
=============================   ===========================    ===========================    ===========================
Portfolio turnover rate                       78%                            78%                            78%
=============================   ===========================    ===========================    ===========================

(a) Does not deduct sales charges or contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $38,835,088, $26,702,933 and $9,129,243 for Class A, Class B and Class C, respectively.

BOARD OF DIRECTORS                            OFFICERS                                     OFFICE OF THE FUND
Charles T. Bauer                              Charles T. Bauer                             11 Greenway Plaza
Chairman                                      Chairman                                     Suite 100
A I M Management Group Inc.                                                                Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                    INVESTMENT ADVISOR
Director
ACE Limited;                                  Carol F. Relihan                             A I M Advisors, Inc.
Formerly Director, President, and             Senior Vice President and Secretary          11 Greenway Plaza
Chief Executive Officer                                                                    Suite 100
COMSAT Corporation                            Gary T. Crum                                 Houston, TX 77046
                                              Senior Vice President
Owen Daly II                                                                               TRANSFER AGENT
Director                                      Edgar M. Larsen
Cortland Trust Inc.                           Senior Vice President                        A I M Fund Services, Inc.
                                                                                           P.O. Box 4739
Edward K. Dunn Jr.                            Dana R. Sutton                               Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;          Vice President and Treasurer
Formerly Vice Chairman and President,                                                      CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and      Melville B. Cox
President, Mercantile Bankshares              Vice President                               State Street Bank and Trust Company
                                                                                           225 Franklin Street
Jack Fields                                   Mary J. Benson                               Boston, MA 02110
Chief Executive Officer                       Assistant Vice President and
Texana Global, Inc.;                          Assistant Treasurer                          COUNSEL TO THE FUND
Formerly Member
of the U.S. House of Representatives          Sheri Morris                                 Ballard Spahr
                                              Assistant Vice President and                 Andrews & Ingersoll, LLP
Carl Frischling                               Assistant Treasurer                          1735 Market Street
Partner                                                                                    Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel LLP         Renee A. Friedli
                                              Assistant Secretary                          COUNSEL TO THE DIRECTORS
Robert H. Graham
President and Chief Executive Officer         P. Michelle Grace                            Kramer, Levin, Naftalis & Frankel LLP
A I M Management Group Inc.                   Assistant Secretary                          919 Third Avenue
                                                                                           New York, NY 10022
Prema Mathai-Davis                            Nancy L. Martin
Chief Executive Officer, YWCA of the U.S.A.   Assistant Secretary                          DISTRIBUTOR

Lewis F. Pennock                              Ofelia M. Mayo                               A I M Distributors, Inc.
Attorney                                      Assistant Secretary                          11 Greenway Plaza
                                                                                           Suite 100
Louis S. Sklar                                Lisa A. Moss                                 Houston, TX 77046
Executive Vice President                      Assistant Secretary
Hines Interests
Limited Partnership                           Kathleen J. Pflueger
                                              Assistant Secretary

                                              Samuel D. Sirko
                                              Assistant Secretary


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AIM FUNDS--Registered Trademark-- MAKES INVESTING EASY


o AIM BANK CONNECTION(SM). You can make investments in your AIM account in amounts from $50 to $100,000 without writing a check. Once you set up this convenient feature, AIM will draw the funds from your pre-authorized checking account at your request.

o AIM INTERNET CONNECT(SM). Sign up for this service and you can purchase, redeem or exchange shares of AIM funds in your current AIM account simply by accessing our Web site at www.aimfunds.com. For a retirement account, such as an IRA or 403(b), only exchanges are allowed over the Internet because of the tax-reporting and record-keeping requirements these accounts involve.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. You can receive distributions in cash, or you can reinvest them in your account without paying a sales charge. Over time, the power of compounding can significantly increase the value of your account.

o AUTOMATIC INVESTMENT PLAN. You can add to your account by authorizing your AIM fund to withdraw a specified amount, minimum $50, from your bank account on a regular schedule.

o EASY ACCESS TO YOUR MONEY. You can redeem shares of your AIM fund any day the New York Stock Exchange is open. The value of the shares may be more or less than their original cost depending on market conditions.

o EXCHANGE PRIVILEGE. As your investment goals change, you may exchange part or all of your shares of one fund for shares of a different AIM fund within the same share class. You may make up to 10 such exchanges per calendar year.

o TAX-ADVANTAGED RETIREMENT PLANS. You can enjoy the tax advantages offered by a variety of investment plans, including Traditional IRAs, Roth IRAs and education IRAs, among others.

o E-MAIL ACCESS. You can contact us at general@aimfunds.com for general information. For account information, contact us at youraccount@aimfunds.com.

o www.aimfunds.com. Our award-winning Web site provides account information, shareholder education and fund performance information.

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                                MONEY MARKET FUNDS                          A I M Management Group Inc. has provided
AIM Aggressive Growth Fund                  AIM Money Market Fund                       leadership in the mutual fund industry
AIM Blue Chip Fund                          AIM Tax-Exempt Cash Fund                    since 1976 and managed approximately $176
AIM Capital Development Fund                                                            billion in assets for more than 7.4
AIM Constellation Fund(1)                   INTERNATIONAL GROWTH FUNDS                  million shareholders, including individual
AIM Dent Demographic Trends Fund            AIM Advisor International Value Fund        investors, corporate clients and financial
AIM Emerging Growth Fund                    AIM Asian Growth Fund                       institutions, as of March 31, 2000.
AIM Large Cap Growth Fund                   AIM Developing Markets Fund
AIM Large Cap Opportunities Fund            AIM Euroland Growth Fund(5)                     The AIM Family of Funds--Registered
AIM Mid Cap Equity Fund                     AIM European Development Fund               Trademark-- is distributed nationwide, and
AIM Mid Cap Growth Fund                     AIM International Equity Fund               AIM today is the eighth-largest mutual
AIM Mid Cap Opportunities Fund(2)           AIM Japan Growth Fund                       fund complex in the United States in
AIM Select Growth Fund                      AIM Latin American Growth Fund              assets under management, according to
AIM Small Cap Growth Fund(3)                                                            Strategic Insight, an independent mutual
AIM Small Cap Opportunities Fund(4)         GLOBAL GROWTH FUNDS                         fund monitor.
AIM Value Fund                              AIM Global Aggressive Growth Fund
AIM Weingarten Fund                         AIM Global Growth Fund
                                            AIM Global Trends Fund(6)
GROWTH & INCOME FUNDS
AIM Advisor Flex Fund                       GLOBAL GROWTH & INCOME FUNDS
AIM Advisor Real Estate Fund                AIM Global Utilities Fund
AIM Balanced Fund
AIM Basic Value Fund                        GLOBAL INCOME FUNDS
AIM Charter Fund                            AIM Global Income Fund
                                            AIM Strategic Income Fund
INCOME FUNDS
AIM Floating Rate Fund                      THEME FUNDS
AIM High Yield Fund                         AIM Global Consumer Products and Services Fund
AIM High Yield Fund II                      AIM Global Financial Services Fund
AIM Income Fund                             AIM Global Health Care Fund
AIM Intermediate Government Fund            AIM Global Infrastructure Fund
AIM Limited Maturity Treasury Fund          AIM Global Resources Fund
                                            AIM Global Telecommunications and Technology Fund
TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund


(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Mid Cap Opportunities Fund closed to new investors on March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (4) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (5) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after July 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

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                                                        --Registered Trademark--


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                                                        --Registered Trademark--


A I M Distributors, Inc.                                               MCG-SAR-1